Net Loss Per Share (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 29, 2020	Nov. 30, 2019	Feb. 28, 2019	Nov. 30, 2018	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (762,196)	$ (385,437)	$ (7,343)	$ (17,283)	$ (1,147,633)	$ (24,626)	$ (389,597)	$ (86,846)
Basic basis per common share	$ (0.06)		$ (0.03)
Weighted average common shares outstanding basic	12,321,639		12,257,640		12,752,506	12,257,640	12,261,293	7,506,178
Diluted basis per common share	$ (0.05)		$ (0.03)
Weighted average common shares outstanding	15,270,766